Property and equipment, net	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Property and Equipment, Net

6. Property and equipment, net

Property and equipment, net, consisted of the following (in thousands):

	SEPTEMBER 30, 2020	DECEMBER 31, 2019
Computer equipment and software	$159	$93
Furniture and fixtures	1,276	253
Laboratory equipment	14,483	8,595
Leasehold improvements	19,215	2,431
Construction-in-process	5,618	12,381

	$40,751	$23,753
Less: Accumulated depreciation and amortization	(9,207)	(6,127)

	$31,544	$17,626

Depreciation and amortization expense related to property and equipment was $1.1 million and $3.1 million for the three and nine months ended September 30, 2020, respectively, and $0.8 million and $1.8 million for the three and nine months ended September 30, 2019, respectively.

6. Property and equipment, net

Property and equipment, net, consisted of the following (in thousands):

	DECEMBER 31,
	2018	2019
Computer equipment and software	$93	$93
Furniture and fixtures	197	253
Laboratory equipment	6,513	8,595
Leasehold improvements	2,403	2,431
Construction in progress	63	12,381

	9,269	23,753
Less: Accumulated depreciation and amortization	(3,355)	(6,127)

	$5,914	$17,626

Depreciation and amortization expense related to property and equipment for the years ended December 31, 2018 and 2019 and 2020 was $1.7 million and $2.8 million, respectively.